Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other operating activities
Unrealized foreign exchange losses	$ 5.6	$ 12.9
Gains on derivatives (Note 10(d))	(8.3)	(7.3)
Share-based compensation expense (Note 23)	5.5	3.9
(Gains) losses on disposition of mineral properties, plant and equipment	(7.9)	2.4
Adjustments for non-cash statement of earnings items	(5.1)	11.9
Changes in non-cash operating working capital items:
Trade and other receivables	45.9	(12.6)
Inventories	38.5	(49.9)
Prepaid expenses	9.4	2.5
Accounts payable and accrued liabilities	(10.0)	20.7
Provisions	(14.9)	(2.7)
Changes in non-cash working capital	68.9	(42.0)
Cash and Cash Equivalents
Cash in banks	$ 399.6	$ 107.0